Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (1,248)	$ (952)	$ (2,459)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	28	193	679
Share-based compensation (Note 12)	222	157	120
Amortization of discount relating to straight loan received from commercial bank (Note 6)	14	14	29
Exchange rate differences on straight loan received from commercial bank (Note 6)	(12)
Amortization of discount relating to liability to related party (see Note 14)	40
Change in the fair value of convertible advanced investments (Note 9)	70	288	436
Capital gain from selling of property and equipment			(5)
Capital loss from disposal of property and equipment		6
Modification of terms of straight loan (Note 6A)		90
Forgiveness of loan under paycheck protection program notes (Note 6B)		(129)
Decrease (increase) in trade receivables	310	704	(113)
Decrease (increase) in other current assets	2	(26)	366
Increase (decrease) in account payables	6	16	(14)
Increase (decrease) in deferred revenues	(2)	(32)	31
Increase in liability from related party		177	168
Increase (decrease) in other current liabilities	(75)	63	(258)
Net cash provided by (used in) operating activities	(645)	569	(1,020)
Cash flows from investing activities:
Purchase of property and equipment	(2)	(4)	(7)
Selling of property and equipment			8
Net cash provided by (used in) investing activities	(2)	(4)	1
Cash flows from financing activities:
Deferred offering costs (Note 2F)	(98)	(215)
Proceeds received from issuance of convertible advanced investments (Note 9)		560
Proceeds received from paycheck protection program note (Note 6B)		54	75
Repayment of principal relating to straight loan received from commercial bank (Note 6)	(582)	(500)	(504)
Repayment of Facility Fee relating to straight loan received from commercial bank (Note 6)	(10)	(40)
Proceeds from issuance of unit consist of straight loan and warrant granted to commercial bank, net (Note 6C)	887
Proceeds from loan received from related party	115
Proceeds received from exercise of share options into Ordinary Shares (Note 12)			11
Net cash provided by (used in) financing activities	312	(141)	(418)
Change in cash, cash equivalents	(335)	424	(1,437)
Cash, cash equivalents at beginning of year	1,028	604	2,041
Cash, cash equivalents at end of year	693	1,028	604
Non-cash financing activities:
Contribution to equity due to free interest loan from controlling shareholder (Note 14)	112
Supplemental disclosure of cash flow information:
Interest paid	(77)	(90)	(91)
Taxes paid	$ (54)	$ (49)	$ (99)